Commitments and contingencies - Unrecorded Unconditional Purchase Obligations Disclosure (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) engine aircraft helicopter
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase obligation, number of engines | engine	47
Purchase obligation, number of helicopters | helicopter	18
Purchase obligations
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of forward orders | aircraft	435
Purchase obligations | Flight equipment
Unrecorded Unconditional Purchase Obligation [Line Items]
2023	$ 6,821,900
2024	7,302,300
2025	5,725,000
2026	3,367,900
2027	835,000
Thereafter	0
Total	$ 24,052,100
Number of forward orders | aircraft	435
Number of purchase-leaseback transactions | aircraft	17